RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2013
Balances with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
Balances with related parties:

	June 30,	December 31,
	2013	2012
	Unaudited	Audited
Assets:

Trade	$-	$153
Other current assets	$-	$4

Liabilities:

Trade	$204	$229
Other payables and accrued expenses	$19	$44
Short term loan	$-	$777

Transactions with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
Transactions with related parties:

	Six months ended June 30,
	2013	2012
	Unaudited

Revenues	$20	$630

Expenses:
Cost of sales	$27	$34

Operating expenses:
Research and development	$103	$99
Sales and marketing	$64	$81
General and administrative	$25	$30